Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,434,000
Previously Paid Amount	0.00
Total Fee Amount	1,026.64
Total Offset Amount	0.00
Net Fee	1,026.64
Narrative - Max Aggregate Offering Price	$ 7,434,000
Final Prospectus	true